SUBSEQUENT EVENTS (Details) $ in Thousands	Feb. 14, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 14, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jun. 14, 2019 BRL (R$)	Feb. 25, 2019 BRL (R$)	Feb. 07, 2018
Export prepayment ("PPE")
Events subsequent to the reporting date
Notional value | R$					R$ 578,400,000	R$ 738,800.000
Interest rate					7.70%	8.35%
Export prepayment ("PPE") | Suzano Pulp and Paper Europe S.A
Events subsequent to the reporting date
Notional value | R$				R$ 3,023,025,000
Export prepayment ("PPE") | LIBOR | Suzano Pulp and Paper Europe S.A
Events subsequent to the reporting date
Basis spread (as a percent)							1.15%
Export Prepayment Agreements ("EPP") | Export prepayment ("PPE") | Suzano Pulp And Paper Europe S.A, Suzano Austria Gmbh, Fibria Overseas Finance Ltd.
Events subsequent to the reporting date
Notional value	$ 850,000		R$ 3,426,095,000
Debt instrument term	6 years
Export Prepayment Agreements ("EPP") | Export prepayment ("PPE") | Suzano Pulp and Paper Europe S.A
Events subsequent to the reporting date
Repayments of borrowings | $	$ 750,000
Make-whole bonds 2021 | 2021 Notes | Suzano Trading Ltd.
Events subsequent to the reporting date
Notional value | $		$ 189,630
Interest rate		5.875%